Revenue from contracts with customers	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue from contracts with customers
6.
Revenue from contracts with customers
6.1.
Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2022
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	5,061,991	—	5,061,991
Medium-duty engines	5,066,622	—	5,066,622
Light-duty engines	1,910,923	—	1,910,923
Other products and services (i)	3,910,703	176	3,910,879
Revenue from hospitality operations	47,527	32,694	80,221
Total revenue from contracts with customers	15,997,766	32,870	16,030,636
Geographical markets
People’s Republic of China	15,886,210	—	15,886,210
Other countries	111,556	32,870	144,426
Total revenue from contracts with customers	15,997,766	32,870	16,030,636
Timing of revenue recognition
At a point in time	15,950,239	7,702	15,957,941
Over time	47,527	25,168	72,695
Total revenue from contracts with customers	15,997,766	32,870	16,030,636

	31.12.2023
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	5,552,544	—	5,552,544
Medium-duty engines	5,696,186	—	5,696,186
Light-duty engines	1,621,538	—	1,621,538
Other products and services (i)	5,089,069	154	5,089,223
Revenue from hospitality operations	55,943	30,915	86,858
Total revenue from contracts with customers	18,015,280	31,069	18,046,349
Geographical markets
People’s Republic of China	17,877,450	—	17,877,450
Other countries	137,830	31,069	168,899
Total revenue from contracts with customers	18,015,280	31,069	18,046,349
Timing of revenue recognition
At a point in time	17,959,337	8,115	17,967,452
Over time	55,943	22,954	78,897
Total revenue from contracts with customers	18,015,280	31,069	18,046,349

6.
Revenue from contracts with customers (cont’d)
6.1.
Disaggregated revenue information (cont’d)

	31.12.2024
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	6,417,484	—	6,417,484	894,572
Medium-duty engines	5,201,611	—	5,201,611	725,084
Light-duty engines	2,258,692	—	2,258,692	314,853
Other products and services (i)	5,167,136	156	5,167,292	720,301
Revenue from hospitality operations	57,874	30,622	88,496	12,336
Total revenue from contracts with customers	19,102,797	30,778	19,133,575	2,667,146
Geographical markets
People’s Republic of China	18,826,436	—	18,826,436	2,624,332
Other countries	276,361	30,778	307,139	42,814
Total revenue from contracts with customers	19,102,797	30,778	19,133,575	2,667,146
Timing of revenue recognition
At a point in time	18,996,587	8,260	19,004,847	2,649,202
Over time	106,210	22,518	128,728	17,944
Total revenue from contracts with customers	19,102,797	30,778	19,133,575	2,667,146

Note:

(i)
included sales of power generator sets, NEV products and others.
6.2.
Contract balances

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Trade receivables (Note 14)	1,093,788	1,368,012	190,696
Capitalized contract cost	122,627	130,015	18,124
Contract liabilities (Note 24)	691,427	630,683	87,915

The contract liabilities comprise short-term advance received from customers and unfulfilled service-type maintenance service. The advance received from customers is recognized as revenue upon the delivery of goods, and the contract liability arising from unfulfilled service-type warranty is recognized upon the completion of the maintenance services. According to the business customary practice, the remaining performance obligations (unfulfilled service-type maintenance service) at the year-end is expected to be satisfied within 2 years.

(a)
Set out below is the amount of revenue recognized from:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Amounts included in contract liabilities	640,864	623,176	86,868

6.
Revenue from contracts with customers (cont’d)
6.2.
Contract balances (cont’d)
(b)
Capitalized contract costs

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to the projects on development of technology know-how
At January 1	197,692	122,627	17,094
Addition	14,628	7,388	1,030
Recognized in income statement	(89,693)	—	—
At December 31	122,627	130,015	18,124

6.3.
Performance obligations

The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Within one year	102,978	97,230	13,553
More than one year	52,214	48,091	6,704
Total unfulfilled service-type maintenance service (Note 24)	155,192	145,321	20,257